UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: March 31, 2017

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	March 31, 2017

QS

INTERNATIONAL

DIVIDEND FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to provide long-term capital appreciation and income.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of QS International Dividend Fund for the six-month reporting period ended March 31, 2017. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 28, 2017

II	QS International Dividend Fund

Investment commentary

Economic review

The pace of U.S. economic activity fluctuated during the six months ended March 31, 2017 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that third quarter 2016 U.S. gross domestic product (“GDP”)i growth was 3.5%, the strongest reading in two years. Fourth quarter 2016 GDP growth then moderated to 2.1%. Finally, the U.S. Department of Commerce’s initial reading for first quarter 2017 GDP growth — released after the reporting period ended — was 0.7%. The deceleration in growth reflected downturns in personal consumption expenditures, private inventory investment and state and local government spending.

Job growth in the U.S. was solid overall and a tailwind for the economy during the reporting period. When the reporting period ended on March 31, 2017, the unemployment rate was 4.5%, as reported by the U.S. Department of Labor. This was the lowest unemployment rate since May 2007. The percentage of longer-term unemployed also declined over the period. In March 2017, 23.3% of Americans looking for a job had been out of work for more than six months, versus 25.2% when the period began.

Turning to the global economy, in its April 2017 World Economic Outlook Update, released after the reporting period ended, the International Monetary Fund (“IMF”)ii said, “Global economic activity is picking up with a long-awaited cyclical recovery in investment, manufacturing, and trade….Stronger activity and expectations of more robust global demand, coupled with agreed restrictions on oil supply, have helped commodity prices recover from their troughs in early 2016….If confidence and market sentiment remain strong, short-term growth could indeed surprise on the upside. But these positive developments should not distract from binding structural impediments to a stronger recovery and a balance of risks that remains tilted to the downside, especially over the medium term.” From a regional perspective, the IMF estimates 2017 growth in the Eurozone will be 1.7%, the same as in 2016. Japan’s economy is expected to expand 1.2% in 2017, compared to 1.0% in 2016. Elsewhere, the IMF projects that overall growth in emerging market countries will accelerate to 4.5% in 2017, versus 4.1% in 2016.

QS International Dividend Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)iii respond to the economic environment?

A. Looking back, after an extended period of maintaining the federal funds rateiv at a historically low range between zero and 0.25%, the Fed increased the rate at its meeting on December 16, 2015. This marked the first rate hike since 2006. In particular, the U.S. central bank raised the federal funds rate to a range between 0.25% and 0.50%. The Fed then kept rates on hold at each meeting prior to its meeting in mid-December 2016. On December 14, 2016, the Fed raised rates to a range between 0.50% and 0.75%.

After holding rates steady at its meeting that concluded on February 1, 2017, the Fed raised rates to a range between 0.75% and 1.00% at its meeting that concluded on March 15, 2017. At that time the Fed said, “The Committee expects that economic conditions will evolve in a manner that will warrant gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run. However, the actual path of the federal funds rate will depend on the economic outlook as informed by incoming data.”

Q. What actions did international central banks take during the reporting period?

A. Given the economic challenges in the Eurozone, the European Central Bank (“ECB”)v took a number of actions to stimulate growth and ward off deflation. In December 2015, before the reporting period began, the ECB extended its €60 billion-per-month bond buying program until at least March 2017. In March 2016, the ECB announced that it would increase its bond purchasing program to €80 billion-per-month. It also lowered its deposit rate to -0.4% and its main interest rate to 0%. Finally, in December 2016 — the ECB again extended its bond buying program until December 2017. From April 2017 through December 2017, the ECB will purchase €60 billion-per-month of bonds. Looking at other developed countries, in the aftermath of the June 2016 U.K. referendum to leave the European Union (“Brexit”), the Bank of Englandvi lowered rates in October 2016 from 0.50% to 0.25% — an all-time low. After holding rates steady at 0.10% for more than five years, in January 2016, the Bank of Japanvii announced that it lowered the rate on current accounts that commercial banks hold with it to -0.10%. Elsewhere, the People’s Bank of Chinaviii kept rates steady at 4.35%.

Q. What factors impacted the U.S. stock market during the reporting period?

A. After a poor start, the U.S. stock market rose sharply and posted strong results during the reporting period as a whole. Stocks moved lower in October 2016 amid mixed corporate profit results and uncertainties surrounding the November 2016 U.S. elections. The market then rallied over the last five months of the period and reached several new all-time highs. This turnaround was prompted by expectations for improving economic growth, an increase in fiscal spending and a rollback for certain government regulations under Donald Trump’s administration. All told, for the six months ended March 31, 2017, the S&P 500 Indexix gained 10.12%.

IV	QS International Dividend Fund

Looking at the U.S. stock market more closely, small-cap stocks, as measured by the Russell 2000 Indexx, generated the strongest returns, as they gained 11.52% over the reporting period. In contrast, mid-cap stocks generated the weakest results with the Russell Midcap Indexxi returning 8.52%, whereas large-cap stocks, as measured by the Russell 1000 Indexxii, rose 10.09%. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthxiii and Russell 3000 Valuexiv Indices, returned 9.94% and 10.45%, respectively, during the six months ended March 31, 2017.

Q. How did the international stock markets perform during the reporting period?

A. As was the case in the U.S., international equities also started the reporting period on a weak note, but then rallied. Developed market equities, as measured by the MSCI EAFE Index,xv declined during the first two months of the period as investor sentiment was negatively impacted by uncertainties surrounding the elections in the U.S. and overall modest growth. The MSCI EAFE Index then moved higher over the last four months of the period returning 6.48% for the six months ended March 31, 2017. This reversal was driven by improving investor demand, continued monetary policy accommodation and less concerns over U.S. protectionism trade policies. Emerging market equities also started the reporting period on a weak note and then rallied sharply. All told, the MSCI Emerging Markets Indexxvi generated a 6.80% return over the reporting period.

Performance review

For six months ended March 31, 2017, Class IS shares of QS International Dividend Fund returned 0.93%. The Fund’s unmanaged benchmark, the MSCI All Country World Index Ex-U.S.xvii, returned 6.51% for the same period. The Lipper International Equity Income Funds Category Average1 returned 4.80% over the same time frame.

Performance Snapshot as of March 31, 2017 (unaudited)
6 months
QS International Dividend Fund:
Class FI	0.93%
Class IS	0.93%
MSCI All Country World Index Ex-U.S.	6.51%
Lipper International Equity Income Funds Category Average[1]	4.80%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include the deduction of taxes that a shareholder would pay on Fund distributions. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended March 31, 2017, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 113 funds in the Fund’s Lipper category, and excluding sales charges, if any.

QS International Dividend Fund	V

Investment commentary (cont’d)

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated February 1, 2017, the gross total annual fund operating expense ratio for Class FI and Class IS shares was 5.62% and 9.03%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.30% for Class FI shares and 0.85% for Class IS shares. These expense limitation arrangements cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 28, 2017

RISKS: Equity securities are subject to market and price fluctuations. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. International investments are subject to special risks, including currency fluctuations, as well as social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Dividends fluctuate and are subject to change. Dividends represent past performance and there is no guarantee they will continue to be paid. The manager’s investment style may become out of favor and/ or the manager’s selection process may prove incorrect, which may have a negative impact on the Fund’s performance. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

VI	QS International Dividend Fund

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.
ii

The International Monetary Fund (“IMF”) is an organization of 189 countries, working to foster global monetary cooperation, secure financial stability, facilitate international trade, promote high employment and sustainable economic growth, and reduce poverty around the world.

iii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]	The European Central Bank (“ECB”) is responsible for the monetary system of the European Union and the euro currency.
vi	The Bank of England, formally the Governor and Company of the BoE, is the central bank of the United Kingdom. The BoE’s purpose is to maintain monetary and financial stability.
vii

The Bank of Japan is the central bank of Japan. The bank is responsible for issuing and handling currency and treasury securities, implementing monetary policy, maintaining the stability of the Japanese financial system and the yen currency.

viii	The People’s Bank of China is the central bank of the People’s Republic of China with the power to carry out monetary policy and regulate financial institutions in mainland China.
ix	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.
[x]

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

xi

The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies.

xii

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the U.S. market.

xiii

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

xiv

The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

xv	The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada.
xvi	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.
xvii

The MSCI All Country World Index Ex-U.S. (“MSCI ACWI Ex-U.S.”) is a market-capitalization-weighted index that is designed to measure performance of stocks throughout the world, with the exception of U.S.-based companies. The MSCI ACWI Ex-U.S. includes both developed and emerging markets.

QS International Dividend Fund	VII

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of March 31, 2017 and September 30, 2016. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

QS International Dividend Fund 2017 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2016 and held for the six months ended March 31, 2017.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class FI	0.93%	$1,000.00	$1,009.30	1.15%	$5.76	Class FI	5.00%	$1,000.00	$1,019.20	1.15%	$5.79
Class IS	0.93	1,000.00	1,009.30	0.85	4.26	Class IS	5.00	1,000.00	1,020.69	0.85	4.28

2	QS International Dividend Fund 2017 Semi-Annual Report

[1]	For the six months ended March 31, 2017.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 365.

QS International Dividend Fund 2017 Semi-Annual Report	3

Schedule of investments (unaudited)

March 31, 2017

QS International Dividend Fund

Security	Shares	Value
Common Stocks — 98.2%
Consumer Discretionary — 7.6%
Auto Components — 1.7%
Bridgestone Corp.	900	$36,488	(a)
Sumitomo Rubber Industries Ltd.	1,700	29,066	(a)
Total Auto Components		65,554
Automobiles — 0.8%
Guangzhou Automobile Group Co., Ltd., Class H Shares	21,000	33,620	(a)
Media — 2.0%
Eutelsat Communications SA	900	20,121	(a)
RTL Group SA	268	21,479	(a)
SES, FDR	1,557	36,244	(a)
Total Media		77,844
Specialty Retail — 0.8%
USS Co., Ltd.	300	5,010	(a)
Yamada Denki Co., Ltd.	5,600	28,009	(a)
Total Specialty Retail		33,019
Textiles, Apparel & Luxury Goods — 2.3%
Li & Fung Ltd.	50,000	21,711	(a)
Pandora A/S	268	29,668
Yue Yuen Industrial Holdings Ltd.	10,506	41,321	(a)
Total Textiles, Apparel & Luxury Goods		92,700
Total Consumer Discretionary		302,737
Consumer Staples — 9.6%
Food & Staples Retailing — 4.5%
FamilyMart UNY Holdings Co., Ltd.	660	39,356	(a)
George Weston Ltd.	200	17,450
Koninklijke Ahold Delhaize NV	514	11,001	(a)
Lawson Inc.	500	33,938	(a)
Wal-Mart de Mexico SAB de CV	13,100	30,227
William Morrison Supermarkets PLC	14,946	44,944	(a)
Total Food & Staples Retailing		176,916
Food Products — 1.1%
Nestle SA, Registered Shares	579	44,417	(a)
Household Products — 0.8%
Kimberly-Clark de Mexico SAB de CV, Class A Shares	14,776	32,082
Tobacco — 3.2%
British American Tobacco PLC	725	48,060	(a)
Imperial Brands PLC	844	40,936	(a)

See Notes to Financial Statements.

4	QS International Dividend Fund 2017 Semi-Annual Report

QS International Dividend Fund

Security	Shares	Value
Tobacco — continued
KT&G Corp.	443	$38,619	(a)
Total Tobacco		127,615
Total Consumer Staples		381,030
Energy — 3.8%
Oil, Gas & Consumable Fuels — 3.8%
BP PLC	4,480	25,726	(a)
Caltex Australia Ltd.	1,744	39,231	(a)
China Petroleum & Chemical Corp., Class H Shares	50,000	40,945	(a)
JX Holdings Inc.	8,800	43,385	(a)
Total Energy		149,287
Financials — 23.7%
Banks — 14.1%
Aozora Bank Ltd.	11,000	40,568	(a)
Bank Hapoalim B.M.	5,787	35,254	(a)
Bank of China Ltd., Class H Shares	59,000	29,294	(a)
Bendigo and Adelaide Bank Ltd.	3,052	28,286	(a)
BOC Hong Kong Holdings Ltd.	10,500	42,888	(a)
Canadian Imperial Bank of Commerce	500	43,114
China Construction Bank Corp., Class H Shares	40,109	32,246	(a)
China Minsheng Banking Corp., Ltd., Class H Shares	28,577	30,512	(a)
Danske Bank A/S	552	18,826	(a)
DBS Group Holdings Ltd.	2,300	31,920	(a)
DNB ASA	1,500	23,776
HSBC Holdings PLC	4,808	39,285	(a)
National Bank of Canada	984	41,318
Resona Holdings Inc.	3,800	20,473	(a)
Skandinaviska Enskilda Banken AB, Class A Shares	2,200	24,478
Swedbank AB, Class A Shares	1,357	31,440	(a)
Toronto-Dominion Bank	880	44,078
Total Banks		557,756
Capital Markets — 1.1%
CI Financial Corp.	1,200	23,849
Thomson Reuters Corp.	500	21,615
Total Capital Markets		45,464
Insurance — 8.5%
Admiral Group PLC	1,564	38,977	(a)
Direct Line Insurance Group PLC	9,234	40,195	(a)
Dongbu Insurance Co., Ltd.	350	20,038	(a)

See Notes to Financial Statements.

QS International Dividend Fund 2017 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

March 31, 2017

QS International Dividend Fund

Security	Shares	Value
Insurance — continued
Hannover Rueck SE	386	$44,512	(a)
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe), Registered Shares	212	41,485	(a)
Swiss Re AG	451	40,503	(a)
Talanx AG	1,218	42,961	(a)
Tryg A/S	2,260	41,003	(a)
Zurich Insurance Group AG	105	28,032	(a)
Total Insurance		337,706
Total Financials		940,926
Health Care — 8.2%
Health Care Providers & Services — 1.1%
Miraca Holdings Inc.	900	41,480	(a)
Pharmaceuticals — 7.1%
AstraZeneca PLC	386	23,723	(a)
GlaxoSmithKline PLC	1,628	33,865	(a)
Mitsubishi Tanabe Pharma Corp.	2,100	43,788	(a)
Novartis AG, Registered Shares	426	31,627	(a)
Otsuka Holdings Co., Ltd.	560	25,312	(a)
Roche Holding AG	136	34,694	(a)
Sanofi	268	24,248	(a)
Teva Pharmaceutical Industries Ltd., ADR	698	22,399
Tsumura & Co.	1,400	43,944	(a)
Total Pharmaceuticals		283,600
Total Health Care		325,080
Industrials — 11.3%
Construction & Engineering — 2.9%
China Railway Group Ltd., Class H Shares	28,000	25,032	(a)
Obayashi Corp.	4,100	38,465	(a)
Skanska AB, Class B Shares	730	17,203	(a)
Taisei Corp.	5,000	36,477	(a)
Total Construction & Engineering		117,177
Industrial Conglomerates — 3.1%
Jardine Matheson Holdings Ltd.	700	44,977	(a)
Jardine Strategic Holdings Ltd.	800	33,601	(a)
Siemens AG, Registered Shares	313	42,876	(a)
Total Industrial Conglomerates		121,454
Machinery — 0.9%
MAN SE	341	35,173	(a)

See Notes to Financial Statements.

6	QS International Dividend Fund 2017 Semi-Annual Report

QS International Dividend Fund

Security	Shares	Value
Road & Rail — 0.9%
ComfortDelGro Corp., Ltd.	19,100	$34,955	(a)
Trading Companies & Distributors — 1.8%
Mitsui & Co., Ltd.	1,900	27,594	(a)
Sumitomo Corp.	3,300	44,468	(a)
Total Trading Companies & Distributors		72,062
Transportation Infrastructure — 1.7%
Beijing Capital International Airport Co., Ltd., Class H Shares	34,000	40,682	(a)
Hutchison Port Holdings Trust, Class U Shares	62,000	25,729	(a)
Total Transportation Infrastructure		66,411
Total Industrials		447,232
Information Technology — 5.4%
Communications Equipment — 1.0%
VTech Holdings Ltd.	3,300	39,451	(a)
Semiconductors & Semiconductor Equipment — 1.9%
Advanced Semiconductor Engineering Inc., ADR	5,455	35,348
Siliconware Precision Industries Co., Ltd., ADR	5,006	40,499
Total Semiconductors & Semiconductor Equipment		75,847
Software — 1.0%
Micro Focus International PLC	1,400	39,999	(a)
Technology Hardware, Storage & Peripherals — 1.5%
Lenovo Group Ltd.	45,000	29,641	(a)
Neopost SA	810	31,100	(a)
Total Technology Hardware, Storage & Peripherals		60,741
Total Information Technology		216,038
Materials — 2.6%
Chemicals — 2.6%
Agrium Inc.	400	38,176
Givaudan SA, Registered Shares	22	39,626	(a)
Potash Corp. of Saskatchewan Inc.	1,600	27,335
Total Materials		105,137
Real Estate — 3.7%
Equity Real Estate Investment Trusts (REITs) — 1.1%
Link REIT	6,192	43,376	(a)
Real Estate Management & Development — 2.6%
China Vanke Co., Ltd., Class H Shares	15,100	40,789	(a)
Daito Trust Construction Co., Ltd.	200	27,504	(a)

See Notes to Financial Statements.

QS International Dividend Fund 2017 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

March 31, 2017

QS International Dividend Fund

Security	Shares	Value
Real Estate Management & Development — continued
Wharf Holdings Ltd.	4,000	$34,323	(a)
Total Real Estate Management & Development		102,616
Total Real Estate		145,992
Telecommunication Services — 11.2%
Diversified Telecommunication Services — 8.5%
BCE Inc.	706	31,259
Bezeq Israeli Telecommunication Corp., Ltd.	21,127	37,950	(a)
Elisa OYJ	1,223	43,281	(a)
HKT Trust and HKT Ltd.	32,000	41,425	(a)
Nippon Telegraph & Telephone Corp.	1,000	42,716	(a)
PCCW Ltd.	70,991	41,875	(a)
Swisscom AG, Registered Shares	72	33,219	(a)
Telefonica Deutschland Holding AG	7,385	36,646	(a)
Telstra Corp., Ltd.	8,285	29,488	(a)
Total Diversified Telecommunication Services		337,859
Wireless Telecommunication Services — 2.7%
NTT DoCoMo Inc.	1,800	41,950	(a)
Rogers Communications Inc., Class B Shares	1,037	45,851
StarHub Ltd.	9,400	19,309	(a)
Total Wireless Telecommunication Services		107,110
Total Telecommunication Services		444,969
Utilities — 11.1%
Electric Utilities — 4.4%
Cheung Kong Infrastructure Holdings Ltd.	4,557	35,763	(a)
CLP Holdings Ltd.	4,433	46,375	(a)
Korea Electric Power Corp.	957	39,801	(a)
Red Electrica Corporacion SA	1,019	19,540	(a)
SSE PLC	1,833	33,903	(a)
Total Electric Utilities		175,382
Gas Utilities — 1.9%
Osaka Gas Co., Ltd.	9,000	34,247	(a)
Tokyo Gas Co., Ltd.	8,933	40,712	(a)
Total Gas Utilities		74,959
Independent Power and Renewable Electricity Producers — 0.6%
Huaneng Power International Inc., Class H Shares	34,000	22,702	(a)
Multi-Utilities — 3.3%
Canadian Utilities Ltd., Class A Shares	1,000	29,296
Centrica PLC	12,277	33,381	(a)

See Notes to Financial Statements.

8	QS International Dividend Fund 2017 Semi-Annual Report

QS International Dividend Fund

Security		Shares	Value
Multi-Utilities — continued
DUET Group		14,016	$29,870	(a)
National Grid PLC		3,227	40,929	(a)
Total Multi-Utilities			133,476
Water Utilities — 0.9%
Severn Trent PLC		1,216	36,237	(a)
Total Utilities			442,756
Total Investments before Short-Term Investments (Cost — $3,660,911)			3,901,184

	Rate
Short-Term Investments — 3.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost — $125,467)	0.634%	125,467	125,467
Total Investments — 101.4% (Cost — $3,786,378#)			4,026,651
Liabilities in Excess of Other Assets — (1.4)%			(55,483)
Total Net Assets — 100.0%			$3,971,168

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR	— American Depositary Receipts
FDR	— Fiduciary Depositary Receipts
REIT	— Real Estate Investment Trust

See Notes to Financial Statements.

QS International Dividend Fund 2017 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

March 31, 2017

QS International Dividend Fund

Summary of Investments by Country**
Japan	19.0%
United Kingdom	12.9
Hong Kong	11.2
China	9.1
Canada	8.5
Switzerland	6.3
Germany	6.1
Australia	3.2
South Korea	2.4
Israel	2.4
Denmark	2.2
Singapore	2.1
Taiwan	1.9
France	1.9
Sweden	1.8
Mexico	1.5
Luxembourg	1.4
Finland	1.1
Norway	0.6
United States	0.5
Spain	0.5
Netherlands	0.3
Short-Term Investments	3.1
100.0%

**	As a percentage of total investments. Please note that the Fund holdings are as of March 31, 2017 and are subject to change.

See Notes to Financial Statements.

10	QS International Dividend Fund 2017 Semi-Annual Report

Statement of assets and liabilities (unaudited)

March 31, 2017

Assets:
Investments, at value (Cost — $3,786,378)	$4,026,651
Foreign currency, at value (Cost — $11,681)	11,686
Dividends and interest receivable	26,871
Receivable from investment manager	18,674
Receivable for Fund shares sold	1,566
Prepaid expenses	30,777
Total Assets	4,116,225

Liabilities:
Payable for securities purchased	110,659
Payable for Fund shares repurchased	472
Service and/or distribution fees payable	359
Trustees’ fees payable	29
Accrued expenses	33,538
Total Liabilities	145,057
Total Net Assets	$3,971,168

Net Assets:
Par value (Note 7)	$4
Paid-in capital in excess of par value	3,752,843
Undistributed net investment income	1,337
Accumulated net realized loss on investments and foreign currency transactions	(22,864)
Net unrealized appreciation on investments and foreign currencies	239,848
Total Net Assets	$3,971,168

Net Assets:
Class FI	$1,841,701
Class IS	$2,129,467

Shares Outstanding:
Class FI	193,130
Class IS	223,115

Net Asset Value:
Class FI (and redemption price)	$9.54
Class IS (and redemption price)	$9.54

See Notes to Financial Statements.

QS International Dividend Fund 2017 Semi-Annual Report	11

Statement of operations (unaudited)

For the Six Months Ended March 31, 2017

Investment Income:
Dividends	$54,039
Interest	118
Less: Foreign taxes withheld	(4,866)
Total Investment Income	49,291

Expenses:
Registration fees	27,811
Legal fees	21,716
Audit and tax fees	14,518
Shareholder reports	13,114
Investment management fee (Note 2)	11,619
Fund accounting fees	8,563
Custody fees	8,056
Service and/or distribution fees (Notes 2 and 5)	1,940
Transfer agent fees (Note 5)	746
Insurance	111
Trustees’ fees	103
Miscellaneous expenses	2,040
Total Expenses	110,337
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(92,833)
Net Expenses	17,504
Net Investment Income	31,787

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Loss From:
Investment transactions	(16,653)
Foreign currency transactions	(724)
Net Realized Loss	(17,377)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	24,148
Foreign currencies	(75)
Change in Net Unrealized Appreciation (Depreciation)	24,073
Net Gain on Investments and Foreign Currency Transactions	6,696
Increase in Net Assets From Operations	$38,483

See Notes to Financial Statements.

12	QS International Dividend Fund 2017 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended March 31, 2017 (unaudited) and the Year Ended September 30, 2016	2017	2016

Operations:
Net investment income	$31,787	$71,156
Net realized gain (loss)	(17,377)	42,962
Change in net unrealized appreciation (depreciation)	24,073	85,790
Increase in Net Assets From Operations	38,483	199,908

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(36,001)	(65,101)
Net realized gains	(33,385)	(232,678)
Decrease in Net Assets From Distributions to Shareholders	(69,386)	(297,779)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	305,156	1,609,473
Reinvestment of distributions	69,386	297,779
Cost of shares repurchased	(45,454)	(648,208)
Increase in Net Assets From Fund Share Transactions	329,088	1,259,044
Increase in Net Assets	298,185	1,161,173

Net Assets:
Beginning of period	3,672,983	2,511,810
End of period*	$3,971,168	$3,672,983
*Includes undistributed net investment income of:	$1,337	$5,551

See Notes to Financial Statements.

QS International Dividend Fund 2017 Semi-Annual Report	13

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class FI Shares[1]	2017[2]	2016[3]

Net asset value, beginning of period	$9.63	$9.65

Income (loss) from operations:
Net investment income	0.08	0.03
Net realized and unrealized gain (loss)	0.00 [4]	(0.01)
Total income from operations	0.08	0.02

Less distributions from:
Net investment income	(0.08)	(0.04)
Net realized gains	(0.09)	—
Total distributions	(0.17)	(0.04)

Net asset value, end of period	$9.54	$9.63
Total return[5]	0.93%	0.23%

Net assets, end of period (000s)	$1,842	$1,574

Ratios to average net assets:
Gross expenses[6]	6.34%	5.62%
Net expenses[6,7,8]	1.15	1.10
Net investment income[6]	1.67	6.37

Portfolio turnover rate	24%	30%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2017 (unaudited).

[3]	For the period September 15, 2016 (inception date) to September 30, 2016.

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	For the year ended September 30, 2016.

See Notes to Financial Statements.

14	QS International Dividend Fund 2017 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class IS Shares[1]	2017[2]	2016	2015	2014	2013[3]

Net asset value, beginning of period	$9.64	$10.31	$10.71	$10.56	$10.00

Income (loss) from operations:
Net investment income	0.09	0.31	0.31	0.39	0.27
Net realized and unrealized gain (loss)	(0.01)	0.54	(0.32)	0.22	0.54
Total income (loss) from operations	0.08	0.85	(0.01)	0.61	0.81

Less distributions from:
Net investment income	(0.09)	(0.27)	(0.35)	(0.39)	(0.25)
Net realized gains	(0.09)	(1.25)	(0.04)	(0.07)	—
Total distributions	(0.18)	(1.52)	(0.39)	(0.46)	(0.25)

Net asset value, end of period	$9.54	$9.64	$10.31	$10.71	$10.56
Total return[4]	0.93%	9.06%	(0.18)%	5.83%	8.23%

Net assets, end of period (000s)	$2,129	$2,099	$2,512	$3,204	$2,648

Ratios to average net assets:
Gross expenses	6.04%[5]	9.03%	6.94%	7.72%	13.20%[5]
Net expenses[6,7]	0.85 [5]	0.85	0.85	0.85	0.85 [5]
Net investment income	1.86 [5]	3.16	2.84	3.61	4.42 [5]

Portfolio turnover rate	24%	30%	13%	4%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2017 (unaudited).

[3]	For the period February 28, 2013 (inception date) to September 30, 2013.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

QS International Dividend Fund 2017 Semi-Annual Report	15

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

QS International Dividend Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations,

16	QS International Dividend Fund 2017 Semi-Annual Report

evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

QS International Dividend Fund 2017 Semi-Annual Report	17

Notes to financial statements (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Common stocks:
Consumer discretionary	$29,668	$273,069	—	$302,737
Consumer staples	79,759	301,271	—	381,030
Energy	—	149,287	—	149,287
Financials	222,228	718,698	—	940,926
Health care	22,399	302,681	—	325,080
Industrials	—	447,232	—	447,232
Information technology	75,847	140,191	—	216,038
Materials	65,511	39,626	—	105,137
Real estate	—	145,992	—	145,992
Telecommunication services	77,110	367,859	—	444,969
Utilities	29,296	413,460	—	442,756
Total long-term investments	$601,818	$3,299,366	—	$3,901,184
Short-term investments†	125,467	—	—	125,467
Total investments	$727,285	$3,299,366	—	$4,026,651

†	See Schedule of Investments for additional detailed categorizations.

For the six months ended March 31, 2017, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At March 31, 2017, securities valued at $3,299,366 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

(b) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes

18	QS International Dividend Fund 2017 Semi-Annual Report

in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(e) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

QS International Dividend Fund 2017 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

(g) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2016, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and QS Investors, LLC (“QS Investors”) is the Fund’s subadviser. Western Asset Management Company (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, QS Investors and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.65% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the cash and short-term instruments allocated to Western Asset. For their services, LMPFA pays QS Investors and Western Asset monthly an aggregate fee equal to 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI and Class IS shares did not exceed 1.30% and 0.85%, respectively. These expense limitation

20	QS International Dividend Fund 2017 Semi-Annual Report

arrangements cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

During the six months ended March 31, 2017, fees waived and/or expenses reimbursed amounted to $92,833.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

As of March 31, 2017, Legg Mason and its affiliates owned 53% of the Fund.

3. Investments

During the six months ended March 31, 2017, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$1,131,723
Sales	841,591

At March 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$358,604
Gross unrealized depreciation	(118,331)
Net unrealized appreciation	$240,273

4. Derivative instruments and hedging activities

During the six months ended March 31, 2017, the Fund did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class FI shares calculated at the annual rate of 0.25% of the average daily net assets. Service and/or distribution fees are accrued daily and paid monthly.

QS International Dividend Fund 2017 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

For the six months ended March 31, 2017, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class FI	$1,940	$397
Class IS	—	349
Total	$1,940	$746

For the six months ended March 31, 2017, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class FI	$40,327
Class IS	52,506
Total	$92,833

6. Distributions to shareholders by class

	Six Months Ended March 31, 2017	Year Ended September 30, 2016
Net Investment Income:
Class FI	$15,355	$6,884	[1]
Class IS	20,646	58,217
Total	$36,001	$65,101

Net Realized Gains:
Class FI	$14,242	—	[1]
Class IS	19,143	$232,678
Total	$33,385	$232,678

[1]	For the period September 15, 2016 (inception date) to September 30, 2016.

7. Shares of beneficial interest

At March 31, 2017, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended March 31, 2017		Year Ended September 30, 2016
	Shares	Amount	Shares		Amount
Class FI
Shares sold	31,346	$295,090	166,764	[1]	$1,609,473	[1]
Shares issued on reinvestment	3,221	29,597	715	[1]	6,884	[1]
Shares repurchased	(4,852)	(45,454)	(4,064)	[1]	(39,457)	[1]
Net increase	29,715	$279,233	163,415	[1]	$1,576,900	[1]

22	QS International Dividend Fund 2017 Semi-Annual Report

	Six Months Ended March 31, 2017		Year Ended September 30, 2016
	Shares	Amount	Shares	Amount
Class IS
Shares sold	1,044	$10,066	—	—
Shares issued on reinvestment	4,332	39,789	31,069	$290,895
Shares repurchased	—	—	(56,881)	(608,751)
Net increase (decrease)	5,376	$49,855	(25,812)	$(317,856)

[1]	For the period September 15, 2016 (inception date) to September 30, 2016.

8. Recent accounting pronouncement

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, the “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s financial statements and related disclosures.

QS International Dividend Fund 2017 Semi-Annual Report	23

Board approval of management and subadvisory agreements (unaudited)

At a meeting of the Trust’s Board of Trustees, the Board considered the re-approval for an annual period of the management agreement pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, the sub-advisory agreement pursuant to which QS Investors, LLC (“QS”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company (“Western Asset” and, together with QS, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. (The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”) The Manager and the Sub-Advisers are wholly-owned subsidiaries of Legg Mason, Inc. The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Fund were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Advisers. The Independent Trustees requested and received information from the Manager and the Sub-Advisers they deemed reasonably necessary for their review of the Agreements and the performance of the Manager and the Sub-Advisers. Included was information about the Manager, the Sub-Advisers and the Fund’s distributor, as well as the management, sub-advisory and distribution arrangements and services provided to the Fund and other funds overseen by the Board. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board.

In voting to approve the Agreements, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.

Nature, extent and quality of the services provided to the fund under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and Sub-Advisory Agreements, respectively, during the past year. The Trustees also considered the Manager’s supervisory activities over the Sub-Advisers. In addition, the Independent Trustees received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Sub-Advisers and the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintain-

24	QS International Dividend Fund

ing and monitoring its own and the Fund’s compliance programs. The Board reviewed information received from the Manager and the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the Legg Mason fund complex and the Manager’s commitment to continue to provide effective and efficient investment management and shareholder services. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization, Legg Mason, Inc.

The Board also considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the brokerage policies and practices of the Manager and QS, the standards applied in seeking best execution, their policies and practices regarding soft dollars, and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the respective Agreement by the Manager and the Sub-Advisers.

Fund performance

The Board received and reviewed performance information for the Fund and for all retail and institutional international equity income funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Trustees noted that they also had received and discussed with management at periodic intervals information on the investment performance of the Fund in comparison to similar mutual funds and benchmark performance indices. The information comparing the Fund’s performance to that of the Performance Universe was for the one- and three-year periods ended June 30, 2016. The Fund performed better than the median performance, and was ranked in the first quintile, of the funds in the Performance Universe for each period. The Board reviewed performance information provided by the Manager for periods ended September 30, 2016, which showed that the Fund’s performance was below the Lipper category average during the third quarter. The Board also reviewed information prepared by Lipper comparing the Fund’s annualized total return for the three-year period ended June 30, 2016 in relation to the Fund’s

QS International Dividend Fund	25

Board approval of management and subadvisory agreements (unaudited) (cont’d)

standard deviation to that of the funds in the Performance Universe. The Trustees noted that the Manager and QS were committed to providing the resources necessary to assist the Fund’s portfolio managers. Based on its review, the Board generally was satisfied with the Fund’s performance. The Board determined to continue to evaluate the Fund’s performance and directed the Independent Trustees’ performance committee to continue to periodically review Fund performance with the Manager and report to the full Board during periods between Board meetings.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Sub-Advisers, respectively. The Board noted that the Manager, and not the Fund, pays the sub-advisory fees to the Sub-Advisers and, accordingly, that the retention of the Sub-Advisers does not increase the fees and expenses incurred by the Fund. In addition, because of the Manager’s fee waiver and/or expense reimbursement arrangement that was in effect for the Fund, which reduced the management fee paid to the Manager, the Board also reviewed and considered the actual management fee rate (after taking into account waivers and reimbursements) (the “Actual Management Fee”).

The Board also reviewed information regarding the fees the Manager and QS charged any of their U.S. clients investing primarily in an asset class similar to that of the Fund including, where applicable, institutional separate and commingled accounts and retail managed accounts. The Manager reviewed with the Board the significant differences in the scope of services provided to the Fund and to such other clients, noting that the Fund is provided with regulatory compliance and administrative services, office facilities and Fund officers (including the Fund’s chief financial, chief legal and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other fund service providers, including the Sub-Advisers. The Board considered the fee comparisons in light of the scope of services required to manage these different types of accounts.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes. Management also discussed with the Board the Fund’s distribution arrangements, including how amounts received by the Fund’s distributor are expended, and the fees received and expenses incurred in connection with such arrangements by affiliates of the Manager.

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee and Actual Management Fee and the Fund’s overall expense ratio with those of a group of six institutional international equity income funds selected by Lipper as comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Lipper consisting of all institutional international equity income funds (the “Expense Universe”). This information showed that the Fund’s Contractual Management Fee and Actual Management Fee were lower than the median of management fees paid by

26	QS International Dividend Fund

the funds in the Expense Group and that the Fund’s Actual Management Fee was lower than the median of management fees paid by the funds in the Expense Universe. This information also showed that the Fund’s total expense ratio was lower than the median of the total expense ratios of the funds in the Expense Group and the Expense Universe. The Trustees also noted the Manager’s fee waiver and/or expense reimbursement arrangement.

Manager profitability

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Board noted the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. The Board determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets grow, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The Board noted that to the extent the Fund’s assets increase over time, the Fund and its shareholders should realize economies of scale as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources.

Taking all of the above into consideration, the Board determined that the management fee was reasonable in light of the comparative performance and expense information and the nature, extent and quality of the services provided to the Fund under the Agreements.

Other benefits to the manager

The Board considered other benefits received by the Manager and its affiliates, including the Sub-Advisers, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

QS International Dividend Fund	27

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Based on their discussions and considerations, including those described above, the Trustees approved the Management Agreement and the Sub-Advisory Agreements to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements.

28	QS International Dividend Fund

QS

International Dividend Fund

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Frank G. Hubbard

Howard J. Johnson

Chairman

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

QS Investors, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

BNY Mellon Investment Servicing

(US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

QS International Dividend Fund

The Fund is a separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

QS International Dividend Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of QS International Dividend Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC Member FINRA, SIPC

BATX015516 5/17 SR17-3050

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)    The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 25, 2017

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	May 25, 2017